Financial Assets - Contractual Maturity Schedule of Securities Purchased under Agreements to Resell (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Securities purchased under agreements to resell	¥ 38,533	¥ 12,915
Within 30 days [member]
Disclosure of financial assets [line items]
Securities purchased under agreements to resell	38,215	11,896
Above 30 days [member]
Disclosure of financial assets [line items]
Securities purchased under agreements to resell	¥ 318	¥ 1,019